Note 17 - Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
	Year ended December 31,
	2021	2022	2023
Sales of goods and services:
Beijing OFY	$1,069	$256	$-
Kunlun	-	1,055	926
nHorizon Infinite	456	543	42
Purchases of goods and services:
Kunlun	2,207	5,737	1,361
nHorizon Infinite	-	1,777	2,448
Other transactions:
Keeneyes Future Holding:
- Sale of marketable securities (Note 16)	-	-	7,800
Kunlun:
- Share-based payment expense (Note 4)	-	1,865	6,450
- Sale of shares in Star X (Note 13)	-	83,468	-
- Interest income on receivable from sale of Star X (Note 13)	-	1,285	1,556
- Sale of marketable securities (Note 16)	-	-	51,208
Qifei International Development Co. Ltd.:
- Repurchase of shares (Note 16)	$-	$128,563	$-
	As of December 31, 2022		As of December 31, 2023
	Receivables	Payables	Receivables	Payables
Kunlun (1)	$57,700	$3,516	$34,098	$372
nHorizon Infinite (2)	32	483	-	-
OPay	589	126	589	111
Wisdom Connection III Holding	500	-	500	-
Total	$58,821	$4,125	$35,187	$483